Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions

MTS Warrants - $2.642 strike price
Fair value of ordinary shares	$6.80
Exercise price	$2.64
Expected volatility	54.7%
Expected dividends	0.0%
Expected term (in years)	3.0
Risk-free rate	0.38%

Fair value per warrant	$4.49
Warrants	58,334
Fair value	$261,965

MTS Warrants - $0 strike price
Fair value of ordinary shares	$6.80
Exercise price	$0.00
Expected volatility	54.7%
Expected dividends	0.0%
Expected term (in years)	3.0
Risk-free rate	0.38%

Fair value per warrant	$6.80
Warrants	25,000
Fair value	$170,000

MTS Options - $0 strike price
Fair value of ordinary shares	$6.80
Exercise price	$0.00
Expected volatility	54.7%
Expected dividends	0.0%
Expected term (in years)	3.0
Risk-free rate	0.38%

Fair value per warrant	$6.80
Warrants	25,000
Fair value	$170,000

Schedule of warrant outstanding

	Warrant - advisory services		Warrants - MTS		Prefunded warrants		Regular warrants
	Outstanding	Vested	Outstanding	Vested	Outstanding	Vested	Outstanding	Vested
Beginning balance, December 31, 2020	—	—	—	—	—	—	—	—
Issued and vested	1	1	—	—	1,253,592	1,253,592	2,666,667	—
Acquired	—	—	83,334	83,334	—	—	—	—
Converted to ordinary shares	(1)	(1)	—	—	—	—	—	—
Ending balance, December 31, 2021	—	—	83,334	83,334	1,253,592	1,253,592	2,666,667	—

Warrant Advisory Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions

Fair value of ordinary shares on grant date	$2.36
Exercise price	$0.01
Expected volatility	58.2%
Expected dividends	0.0%
Expected term (in years)	5.00
Risk-free rate	0.42%

Prefunded Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions

Prefunded Warrants
Fair value of ordinary shares	$3.25
Exercise price	$0.01
Expected volatility	50.5%
Expected dividends	0.0%
Expected term (in years)	4.00
Risk-free rate	1.03%

Regilar Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions

Regular Warrants
Fair value of ordinary shares	$3.25
Exercise price	$4.50
Expected volatility	50.5%
Expected dividends	0.0%
Expected term (in years)	4.00
Risk-free rate	1.03%